Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Buildings	$440,355	$458,948
Electronic equipment	174,483	126,520
Office equipment and furniture	228,976	212,481
Motor vehicles	249,108	236,794
Leasehold improvements	210,478	159,714
Subtotal	1,303,399	1,194,457
Less: accumulated depreciation and amortization	(881,823)	(782,721)
Property and equipment, net	$421,577	$411,736

Depreciation expense were $61,257, $82,432, $124,031 and for the years ended March 31, 2026, 2025 and 2024, respectively.